Loans and advances, net - Allowance for loans and advances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for loans and advances
Beginning balance	¥ (1,514,186)	¥ (1,259,625)	¥ (770,350)
Current year provision	(807,281)	(803,736)	(1,239,962)
Recoveries of loans previously written off	(26,743)	(54,481)	(35,107)
Write-offs	424,895	603,656	778,398
Deregistration of subsidiary			7,396
Ending balance	(1,923,315)	(1,514,186)	(1,259,625)
Loans receivable | Auto-backed loans
Allowance for loans and advances
Beginning balance	(2,619)	(3,210)	(13,013)
Current year provision	(19,713)	591	9,803
Recoveries of loans previously written off	0	0	0
Write-offs	0	0	0
Deregistration of subsidiary		0	0
Ending balance	(22,332)	(2,619)	(3,210)
Loans receivable | Other secured loans
Allowance for loans and advances
Beginning balance	(1,918)	(2,893)	(5,340)
Current year provision	(121)	975	2,447
Recoveries of loans previously written off	0	0	0
Write-offs	0	0	0
Deregistration of subsidiary		0	0
Ending balance	(2,039)	(1,918)	(2,893)
Loans receivable | Unsecured loans
Allowance for loans and advances
Beginning balance	(22,353)	(25,565)	(60,409)
Current year provision	4,945	3,212	34,844
Recoveries of loans previously written off	0	0	0
Write-offs	0	0	0
Deregistration of subsidiary		0	0
Ending balance	(17,408)	(22,353)	(25,565)
Loans receivable | Other loan receivable
Allowance for loans and advances
Current year provision	(339,967)
Ending balance	(339,967)
Acquired non-performing loans | Auto-backed loans
Allowance for loans and advances
Beginning balance	(1,198,626)	(903,385)	(467,774)
Current year provision	(367,488)	(265,167)	(790,565)
Recoveries of loans previously written off	(26,448)	(52,931)	(33,587)
Write-offs	409,334	22,857	388,541
Ending balance	(1,183,228)	(1,198,626)	(903,385)
Acquired non-performing loans | Other secured loans
Allowance for loans and advances
Beginning balance	(281,075)	(78,598)	(38,701)
Current year provision	(85,594)	(204,196)	(42,696)
Recoveries of loans previously written off	(16)	(164)	(1,180)
Write-offs	8,344	1,883	3,979
Deregistration of subsidiary			0
Ending balance	(358,341)	(281,075)	(78,598)
Acquired non-performing loans | Unsecured loans
Allowance for loans and advances
Beginning balance	(7,595)	(245,974)	(185,113)
Current year provision	657	(339,151)	(453,795)
Recoveries of loans previously written off	(279)	(1,386)	(340)
Write-offs	7,217	578,916	385,878
Deregistration of subsidiary			7,396
Ending balance	¥ 0	¥ (7,595)	¥ (245,974)